Subsequent Events (Details) $ / shares in Units, $ in Millions, $ in Millions				12 Months Ended
	Mar. 27, 2026 $ / shares	Mar. 23, 2026 MXN ($) $ / shares	Feb. 12, 2026 MXN ($)	Dec. 31, 2025 USD ($) $ / shares		Dec. 31, 2024 MXN ($) $ / shares	Dec. 31, 2023 $ / shares	Mar. 23, 2026 USD ($)	Mar. 23, 2026 MXN ($)	Mar. 12, 2026	Feb. 20, 2026 MXN ($)	Dec. 31, 2025 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Market for a total | $						$ 67,218.0						$ 76,500.0
Total amount of final settlement				$ 4,685	[1]	$ 83,629.0						$ 84,370.0
“D”
Disclosure of non-adjusting events after reporting period [line items]
Dividend declared (in pesos per share)				$ 0.95470		$ 0.91610	$ 0.76340
“B”
Disclosure of non-adjusting events after reporting period [line items]
Dividend declared (in pesos per share)				$ 0.76380		$ 0.73290	$ 0.61070
Dividend Transactions
Disclosure of non-adjusting events after reporting period [line items]
Market for a total | $			$ 10,000.0
Fixed-rate notes										19.00%
Bonds issued | $											$ 500.0
Repurchase of financial institution an aggregate amount								$ 300	$ 2.5
Average share price (in pesos per share)		$ 104.41
Total amount of final settlement | $								$ 260
Contemplates an initial delivery | $		$ 591,774.0
Dividend Transactions | “D”
Disclosure of non-adjusting events after reporting period [line items]
Ordinary cash dividend (in pesos per share)	$ 0.2475
Dividend declared (in pesos per share)	0.41975
Dividend Transactions | “B”
Disclosure of non-adjusting events after reporting period [line items]
Ordinary cash dividend (in pesos per share)	0.1980
Dividend declared (in pesos per share)	0.335825
Dividend Transactions | “BD” Units
Disclosure of non-adjusting events after reporting period [line items]
Ordinary cash dividend (in pesos per share)	4.7520
Dividend declared (in pesos per share)	8.0597
Dividend Transactions | American Depositary Shares
Disclosure of non-adjusting events after reporting period [line items]
Ordinary cash dividend (in pesos per share)	47.520
Dividend declared (in pesos per share)	80.597
Dividend Transactions | “B” Units
Disclosure of non-adjusting events after reporting period [line items]
Ordinary cash dividend (in pesos per share)	3.9600
Dividend declared (in pesos per share)	$ 6.7165
Dividend Transactions | Nine Point One Two Percentage Debt Bonds
Disclosure of non-adjusting events after reporting period [line items]
Market for a total | $			$ 7,000.0
Fixed-rate notes			9.12%
Maturity			10-year
Dividend Transactions | TIIE Plus Zero Point Three Eight Percentage Debt Bonds
Disclosure of non-adjusting events after reporting period [line items]
Market for a total | $			$ 3,000.0
Fixed-rate notes			0.38%
Maturity			3-year

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4